Assets and liabilities held for sale (Tables)	12 Months Ended
Sep. 30, 2021
Assets and liabilities held for sale
Schedule of assets and liabilities that have been presented as held for sale

Details of the assets and liabilities held for sale are as follows (no amounts were presented as held for sale in prior year):

	Consolidated	Parent Entity
$m	2021	2021
Assets held for sale
Cash and balances with central banks	7	-
Loans	1,015	1,015
Other financial assets	19	-
Life insurance assets	2,972	-
Deferred tax assets	8	-
Other assets	167	-
Total assets held for sale	4,188	1,015
Liabilities held for sale
Other financial liabilities	28	3
Current tax liabilities	14	-
Life insurance liabilities	447	-
Provisions	35	7
Deferred tax liabilities	44	-
Other liabilities	269	-
Total liabilities held for sale	837	10